Capital Structure - Common Stock (Details) - USD ($)		3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 15, 2014	Mar. 18, 2013	May. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Apr. 11, 2011	May. 19, 2010
Class Of Stock [Line Items]
Issuance of common shares		4,000,000
Common stock offering price		$ 5.25
Proceeds from issuance of shares, net of underwriting discounts and commissions		$ 20,055,000
Units issued	5,000,000
Proceeds from issuance of units including amounts allocated to warrant liability	$ 10,753,000
Amount allocated to warrant liability	1,550,000
Other offering expenses	$ 197,410
Non-vested shares cancelled				22,000
Number of non-vested shares				489,000	505,500
Common Stock
Class Of Stock [Line Items]
Common stock shares authorized				475,000,000	475,000,000			475,000,000
Common stock par value				$ 0.01	$ 0.01			$ 0.01
Conversion of Stock, Shares Issued							100
Shares surrendered after IPO							100
Capital Stock
Class Of Stock [Line Items]
Capital stock shares authorized								500,000,000	100
Conversion of Stock, Shares Converted							100
Neige International Inc.
Class Of Stock [Line Items]
Units issued	500,000
Share buyback program
Class Of Stock [Line Items]
Share buyback program - authorized amount			$ 5,000,000
Share buyback program - period in force			12 months
Equity incentive plan
Class Of Stock [Line Items]
Shares issued under the Equity Incentive Plan				380,000	340,000	365,000
Non-vested shares cancelled				22,000	1,000